Fair Value Measurements and Marketable Securities	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value Measurements and Marketable Securities

3. Fair Value Measurements and Marketable Securities

The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis (in thousands):

	Fair Value Measurements at March 31, 2018 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market funds	$—	$44,083	$—	$44,083
U.S. commercial paper	—	3,996	—	3,996

Total cash equivalents	—	48,079	—	48,079

Marketable securities:
U.S. government securities	—	8,919	—	8,919
U.S. corporate bonds	—	7,976	—	7,976
U.S. commercial paper	—	5,946	—	5,946

Total marketable securities	—	22,841	—	22,841

Total cash equivalents and marketable securities	$—	$70,920	$—	$70,920

Liabilities:
Derivative liabilities:
Anti-dilution rights	$—	$—	$223	$223

Total derivative liabilities	$—	$—	$223	$223

	Fair Value Measurements at December 31, 2017 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market funds	$—	$83,121	$—	$83,121

	$—	$83,121	$—	$83,121

Liabilities:
Derivative liabilities:
Anti-dilution rights	$—	$—	$223	$223

	$—	$—	$223	$223

During the three months ended March 31, 2018 and 2017, there were no transfers between Level 1, Level 2 and Level 3 categories.

Marketable Securities

The Company’s marketable securities are classified as Level 2 assets under the fair value hierarchy as these assets were primarily determined from independent pricing sources, which generally derive security prices from recently reported trades for identical or similar securities.

The following table summarizes the gross unrealized gains and losses of the Company’s marketable securities as of March 31, 2018 (in thousands):

	March 31, 2018
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Assets:
U.S. government securities	$8,925	$—	$(6)	$8,919
U.S. corporate bonds	7,999	—	(23)	7,976
U.S. commercial paper	5,946	—	—	5,946

	$22,870	$—	$(29)	$22,841

As of March 31, 2018, all of the Company’s marketable securities had remaining contractual maturity dates of one year or less from the consolidated balance sheet date. The Company did not own any marketable securities as of December 31, 2017.

Anti-Dilution Rights

In connection with the issuance of non-controlling interests in certain of the Company’s subsidiaries (see Note 7), specifically Spero Potentiator, Inc., Spero Europe, Ltd. and Spero Gyrase, Inc., the Company granted anti-dilution rights to the minority investors. The Company classifies the anti-dilution rights as a derivative liability on its consolidated balance sheet because they are freestanding instruments that represent a conditional obligation to issue a variable number of shares. The Company remeasures the derivative liability associated with the anti-dilution rights to fair value at each reporting date, and recognizes changes in the fair value of the derivative liability as a component of other income (expense) in the consolidated statement of operations and comprehensive loss. The fair value of these derivative liabilities was determined using a discounted cash flow model. As of March 31, 2018 and December 31, 2017, the Company’s fair value of the anti-dilution rights relates only to the anti-dilution rights held by the minority investor in Spero Gyrase, Inc., as detailed below.

Spero Gyrase, Inc.

In March 2016, in connection with the issuance of a non-controlling interest in its subsidiary, Spero Gyrase, Inc. (“Spero Gyrase”), to Biota Pharmaceuticals, Inc. (now Aviragen Therapeutics, Inc.) (“Aviragen”), the Company granted to Aviragen certain anti-dilution rights (see Note 7). The fair value of the derivative liability related to the anti-dilution rights upon issuance in March 2016 was $1.6 million.

The most significant assumption impacting the fair value of the anti-dilution rights was the probability that the Company would fund the maximum amount of investment providing anti-dilution protection. Upon issuance of the rights and through December 31, 2016, the probability of such funding was determined to be 100%. During 2017, the probability of such funding was reduced to 0% due to the Company’s decision to no longer pursue development of the acquired technology. The fair value of the derivative liability decreased accordingly by $1.4 million to $0.2 million by June 30, 2017. As of March 31, 2018 and December 31, 2017, the value of the derivative liability of $0.2 million represents amounts funded to the entity that could be settled by the issuance of equity.

3. Fair Value of Financial Assets and Liabilities

The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis (in thousands):

	Fair Value Measurements at December 31, 2017 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market funds	$—	$83,121	$—	$83,121

	$—	$83,121	$—	$83,121

Liabilities:
Derivative liabilities:
Anti-dilution rights	$—	$—	$223	$223

	$—	$—	$223	$223

	Fair Value Measurements at December 31, 2016 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative liabilities:
Anti-dilution rights	$—	$—	$1,806	$1,806
Contingent prepayment option	—	—	902	902

	$—	$—	$2,708	$2,708

During the years ended December 31, 2017 and 2016, there were no transfers between Level 1, Level 2 and Level 3.

Tranche Rights

The Company’s sales of Class A-1 preferred units (“Class A preferred units”) and Class B-1 preferred units (“Class B preferred units”) (see Note 6) provided investors with the right to participate in subsequent offerings of Class A and Class B preferred units in the event specified development and regulatory milestones were achieved. The Company classified each of the tranche rights as a derivative liability on its consolidated balance sheet because they met the definition of freestanding financial instruments that could have required the Company to transfer assets upon exercise. The Company remeasured the derivative liabilities associated with tranche rights to fair value at each reporting date, and recognized changes in the fair value of the derivative liabilities as a component of other income (expense) in the consolidated statement of operations and comprehensive loss.

The fair value of these derivative liabilities was determined using the probability-weighted expected return method (“PWERM”), which considered as inputs the probability and time that a milestone would be achieved, the potential fair value of preferred stock upon the exercise of the tranche right and the risk-adjusted discount rate.

Class A Tranche Rights

The fair value of the tranche right related to the Company’s Class A preferred unit financing (see Note 6) upon issuance in June 2015 was $2.4 million, which increased slightly as of December 31, 2015. Upon the issuance of the Class B preferred units in February 2016, the tranche right was cancelled and the settlement of the fair value of the derivative liability of $2.4 million was recorded as an increase to additional paid-in capital as a deemed capital contribution from the Class A preferred unit investors.

Class B Tranche Rights

The fair value of the tranche right related to the Company’s Class B preferred unit financing upon issuance in February 2016 was $0.9 million. Upon the issuance of bridge units in December 2016, the tranche rights were cancelled and the fair value of the derivative liability, which had decreased by $0.6 million to $0.3 million as of the date of settlement due to a decrease in the fair value of the Company’s underlying units, was settled (see Note 6).

Anti-Dilution Rights

In connection with the issuance of non-controlling interests in certain of the Company’s subsidiaries (see Note 9), specifically Spero Potentiator, Inc., Spero Europe, Ltd. and Spero Gyrase, Inc., the Company granted anti-dilution rights to the minority investors. The Company classifies the anti-dilution rights as a derivative liability on its consolidated balance sheet because they are freestanding instruments that represent a conditional obligation to issue a variable number of shares. The Company remeasures the derivative liability associated with the anti-dilution rights to fair value at each reporting date, and recognizes changes in the fair value of the derivative liability as a component of other income (expense) in the consolidated statement of operations and comprehensive loss. The fair value of these derivative liabilities was determined using a discounted cash flow model.

Spero Potentiator

In connection with the Company’s issuance of a non-controlling interest in its subsidiary, Spero Potentiator Inc. (“Spero Potentiator”), to Northern Antibiotics Oy Ltd. (“Northern”) in February 2015, the Company granted to Northern certain anti-dilution rights (see Note 9). The fair value of the derivative liability related to the anti-dilution rights upon issuance in February 2015 was $2.4 million.

In November 2015, the Company issued an additional 2,736 shares of Spero Potentiator’s common shares for no additional cost to Northern as a result of the anti-dilution rights. Upon issuance, the fair value of the additional shares of Spero Potentiator issued to Northern of $1.5 million was recorded as a reduction of the derivative liability and as an increase to the non-controlling interest. In January and August 2016, the Company issued an additional 2,160 shares of Spero Potentiator’s common shares for no additional cost to Northern as a result of the anti-dilution rights. Upon issuance, the fair value of the additional shares of Spero Potentiator issued to Northern of $1.0 million was recorded as a reduction of the derivative liability and as an increase to the non-controlling interest. At that time, the derivative liability related to the anti-dilution rights issued to Northern was fully settled as Northern had received the maximum number of shares it was entitled to under the anti-dilution rights.

The most significant assumption impacting the fair value of the anti-dilution rights was the probability that the Company would fund the maximum amount of investment providing anti-dilution protection. Upon issuance of the rights and through August 2016, the date the maximum anti-dilution protection was reached, the Company’s assumption for the probability of such funding was 100%.

Spero Europe, Ltd.

In January 2016, in connection with the issuance of a non-controlling interest in its subsidiary, Spero Europe, Ltd. (“Spero Europe”), to Promiliad Biopharma Inc. (“Promiliad”), the Company granted to Promiliad certain anti-dilution rights (see Note 9). The fair value of the derivative liability related to the anti-dilution rights upon issuance in January 2016 was $0.2 million.

The change in the fair value of the derivative liability associated with the anti-dilution rights was insignificant during the year ended December 31, 2016. During 2017, the fair value of the derivative liability decreased by $0.2 million to $0 by May 2017. In May 2017, the non-controlling interest in Spero Europe, Ltd. was repurchased and the anti-dilution rights were settled.

The most significant assumption impacting the fair value of the anti-dilution rights was the probability that the Company would fund the maximum amount of investment providing anti-dilution protection. Upon the issuance of the rights and through December 31, 2016, the probability of such funding was determined to be 100%. During 2017, the probability of funding Spero Europe, Ltd. was reduced to 0% due to the Company’s decision to no longer pursue development of the licensed technology.

Spero Gyrase, Inc.

In March 2016, in connection with the issuance of a non-controlling interest in its subsidiary, Spero Gyrase, Inc. (“Spero Gyrase”), to Biota Pharmaceuticals, Inc. (now Aviragen Therapeutics, Inc.) (“Aviragen”), the Company granted to Aviragen certain anti-dilution rights (see Note 9). The fair value of the derivative liability related to the anti-dilution rights upon issuance in March 2016 was $1.6 million.

The change in the fair value of the derivative liability associated with the anti-dilution rights was insignificant during the year ended December 31, 2016. During 2017, the fair value of the derivative liability decreased by $1.4 million to $0.2 million by June 30, 2017, and remained unchanged as of December 31, 2017.

The most significant assumption impacting the fair value of the anti-dilution rights was the probability that the Company would fund the maximum amount of investment providing anti-dilution protection. Upon issuance of the rights and through December 31, 2016, the probability of such funding was determined to be 100%. During 2017, the probability of such funding was reduced to 0% due to the Company’s decision to no longer pursue development of the acquired technology. As of December 31, 2017, the value of the derivative liability of $0.2 million represents amounts funded to the entity that could be settled by the issuance of equity.

Contingent Prepayment Options

Bridge units issued to investors in January 2015 and December 2016 contained contingent prepayment options whereby such units were automatically convertible into equity units sold in a subsequent round of qualified financing at a discounted rate. The Company classified the contingent prepayment options as derivative liabilities on its consolidated balance sheet because the bridge units were deemed to be more akin to debt than equity and the embedded prepayment options were at a substantial discount, thus meeting the definition of derivative liabilities. The Company remeasured the derivative associated with the contingent prepayment options to fair value at each reporting date, and recognized changes in the fair value of the derivative liabilities as a component of other income (expense) in its consolidated statement of operations and comprehensive loss.

The fair value of these derivative liabilities was determined using the PWERM, which considered as inputs the probability and time that a subsequent round of preferred stock financing would occur and the risk-adjusted discount rate.

January 2015 Bridge Units

The fair value of the derivative liability related to the contingent prepayment option associated with bridge units issued in January 2015 was $2.3 million. The option was settled in June 2015 upon the issuance of Class A preferred units. As a condition to the June 2015 financing, the Company and the holders of the bridge units agreed to reduce the previously agreed-upon discount to the per unit conversion price from 20% to 10% of the per unit price of $3.90 to be paid for the sale of the Class A preferred units. The reduction of the discount resulted in a decrease to the fair value of the derivative liability of $1.4 million, which was recorded as an increase to additional paid-in capital as a deemed capital contribution by the holders of the bridge units. The remaining fair value of the derivative liability of $0.9 million was settled upon conversion of the bridge notes into Class A preferred units.

December 2016 Bridge Units

The fair value of the derivative liability related to the contingent prepayment option associated with bridge units issued in December 2016 was $0.9 million. The change in the fair value of the derivative liability associated contingent prepayment option was not material during the year ended December 31, 2016. The fair value of the derivative liability increased by less than $0.1 million as of March 2017, at which time the contingent prepayment option was settled upon the issuance of Class C preferred units.

Investment Option

The Company’s concluded collaboration agreement provided its collaboration partner with an option to participate in the next round of financing subsequent to April 2014 in an amount up to $2.0 million at 90.0% of the per unit price of the related financing. The Company classified the investment option as a derivative liability on its consolidated balance sheet because it met the definition of a freestanding financial instrument that may require the Company to transfer assets upon exercise. The Company remeasured the derivative liability to fair value at each reporting date, and recognized changes in the fair value of the derivative liability as a component of other income (expense) in the consolidated statement of operations and comprehensive loss. The fair value of the derivative liability related to the investment option was $0.2 million as of December 31, 2014.

The fair value of the derivative liability associated with investment option decreased by $0.1 million as of June 2015, at which time the subsequent financing occurred and the collaboration partner elected not to exercise the investment option, which then expired. Upon expiration, the Company recorded other income equal to the fair value of the derivative liability upon expiration of $0.1 million.

The fair value of this derivative liability was determined using the PWERM, which considered as inputs the probability and time that a qualified round of preferred stock financing would occur and the risk-adjusted discount rate.

The following table provides a roll forward of the aggregate fair values of the Company’s derivative liabilities, for which fair value was determined by Level 3 inputs (in thousands):

	Contingent Prepayment Options	Tranche Rights	Anti- Dilution Rights	Total
Balance at December 31, 2015	$—	$2,404	$980	$3,384
Fair value at issuance	908	909	1,780	3,597
Change in fair value	(6)	(600)	26	(580)
Settlement	—	(2,713)	(980)	(3,693)

Balance at December 31, 2016	902	—	1,806	2,708
Change in fair value	42	—	(1,583)	(1,541)
Settlement	(944)	—	—	(944)

Balance at December 31, 2017	$—	$—	$223	$223